Summary Of Significant Accounting Policies Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2013
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)	25 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)	40 years
Building and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)	10 years
Building and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)	40 years
Tenant Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, description	Shorter of useful life or terms of related lease
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)	7 years